Key risk themes (Detail: Text Values) - EUR (€) € in Millions		6 Months Ended	42 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Increase (decrease) in US High risk CRE portfolio, in percent			(41.00%)
Increase (decrease) in Stress tested CRE portfolio		€ (922)
Weighted Average LTV in the US office loan segment		92.00%	92.00%	88.00%
Weighted average net LTV in the US office loan segment		75.00%	75.00%	76.00%
Overview of CRE portfolio potential losses identified by stress test of CRE portfolio		€ 1,300
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Nonrecourse CRE Portfolio allowance for credit losses		1,300	€ 1,300	€ 1,100
Thereof stress-tested	[1],[2]	1,129	1,129	903
Gross Carrying Amount
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total Stress tested Non Recourse CRE Portfolio Exposure by stages	[2]	€ 23,366	€ 23,366	€ 24,288

[1]	Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.
[2]	Loans at amortized cost